UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  AUGUST 31, 2008



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED AUGUST 31, 2008


                                 USAA GNMA TRUST


[LOGO OF USAA]
 USAA(R)

                               USAA GNMA Trust


                      1ST QUARTER Portfolio of Investments


                                August 31, 2008



                                                                      (Form N-Q)

48052-1008                                  (C)2008, USAA. All rights reserved.

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  P O R T F O L I O
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                                 of INVESTMENTS (in thousands)


USAA GNMA TRUST
AUGUST 31, 2008 (UNAUDITED)

PRINCIPAL                                                  COUPON                            MARKET
  AMOUNT       SECURITY                                    RATE           MATURITY            VALUE
---------------------------------------------------------------------------------------------------
               U.S. GOVERNMENT AGENCY ISSUES (96.7%)(a)

               MORTGAGE-BACKED PASS-THROUGH SECURITIES, SINGLE-FAMILY (93.5%)

$  3,751       Government National Mortgage Assn. I         5.50%        12/15/2018       $   3,847
  21,960       Government National Mortgage Assn. I         5.50         10/15/2033          22,023
   9,338       Government National Mortgage Assn. I         5.50         12/15/2033           9,365
   5,186       Government National Mortgage Assn. I         5.50          7/15/2034           5,196
  20,524       Government National Mortgage Assn. I         5.50         10/15/2035          20,551
  14,830       Government National Mortgage Assn. I         5.50          4/15/2038          14,831
   3,801       Government National Mortgage Assn. I         6.00         12/15/2016           3,940
   2,312       Government National Mortgage Assn. I         6.00          4/15/2028           2,364
     905       Government National Mortgage Assn. I         6.00         11/15/2028             924
   2,009       Government National Mortgage Assn. I         6.00          2/15/2029           2,050
   1,378       Government National Mortgage Assn. I         6.00          7/15/2029           1,408
   2,092       Government National Mortgage Assn. I         6.00          5/15/2032           2,133
   6,221       Government National Mortgage Assn. I         6.00          1/15/2033           6,341
   1,820       Government National Mortgage Assn. I         6.00          2/15/2033           1,855
   2,473       Government National Mortgage Assn. I         6.00          7/15/2033           2,521
   1,505       Government National Mortgage Assn. I         6.00          9/15/2033           1,534
   7,986       Government National Mortgage Assn. I         6.00          3/15/2037           8,118
  16,066       Government National Mortgage Assn. I         6.00          9/15/2037          16,334
  16,029       Government National Mortgage Assn. I         6.00          5/15/2038          16,295
   8,012       Government National Mortgage Assn. I         6.00          5/15/2038           8,145
     575       Government National Mortgage Assn. I         6.50          5/15/2028             597
     576       Government National Mortgage Assn. I         6.50          5/15/2028             598
     520       Government National Mortgage Assn. I         6.50          7/15/2028             540
     399       Government National Mortgage Assn. I         6.50          9/15/2028             414
   1,332       Government National Mortgage Assn. I         6.50         11/15/2028           1,382
      70       Government National Mortgage Assn. I         6.50          1/15/2029              72
      76       Government National Mortgage Assn. I         6.50          1/15/2029              78
   1,737       Government National Mortgage Assn. I         6.50          3/15/2031           1,801
   1,505       Government National Mortgage Assn. I         6.50         10/15/2031           1,560
   1,112       Government National Mortgage Assn. I         6.50          1/15/2032           1,153
     377       Government National Mortgage Assn. I         6.50          3/15/2032             391
   1,479       Government National Mortgage Assn. I         6.50          8/15/2032           1,533
   6,706       Government National Mortgage Assn. I         6.50          9/15/2032           6,947
      76       Government National Mortgage Assn. I         6.75          5/15/2028              81
     153       Government National Mortgage Assn. I         6.75          5/15/2028             161
      80       Government National Mortgage Assn. I         7.00          4/15/2027              85
     901       Government National Mortgage Assn. I         7.00          5/15/2027             960
      63       Government National Mortgage Assn. I         7.00          6/15/2028              67
      87       Government National Mortgage Assn. I         7.00          7/15/2028              92
     152       Government National Mortgage Assn. I         7.00          8/15/2028             162
     239       Government National Mortgage Assn. I         7.00          8/15/2028             254
     247       Government National Mortgage Assn. I         7.00          9/15/2028             263
   1,598       Government National Mortgage Assn. I         7.00          5/15/2029           1,702
   1,308       Government National Mortgage Assn. I         7.00          6/15/2029           1,393
     844       Government National Mortgage Assn. I         7.00          8/15/2031             898
     388       Government National Mortgage Assn. I         7.00          9/15/2031             413
     593       Government National Mortgage Assn. I         7.00         10/15/2031             630
     206       Government National Mortgage Assn. I         7.00          6/15/2032             219
     752       Government National Mortgage Assn. I         7.00          7/15/2032             800
     357       Government National Mortgage Assn. I         7.50          2/15/2028             384

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  P O R T F O L I O
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                                 of INVESTMENTS (in thousands)
                                 (continued)


USAA GNMA TRUST
AUGUST 31, 2008 (UNAUDITED)


PRINCIPAL                                                  COUPON                            MARKET
  AMOUNT       SECURITY                                    RATE           MATURITY            VALUE
---------------------------------------------------------------------------------------------------
$     75       Government National Mortgage Assn. I         7.50%         3/15/2029       $      80
     160       Government National Mortgage Assn. I         7.50          4/15/2029             173
     152       Government National Mortgage Assn. I         7.50          7/15/2029             163
     573       Government National Mortgage Assn. I         7.50         10/15/2029             616
     220       Government National Mortgage Assn. I         7.50         10/15/2029             237
      87       Government National Mortgage Assn. I         7.50         12/15/2030              93
      72       Government National Mortgage Assn. I         7.50          1/15/2031              77
      71       Government National Mortgage Assn. I         7.50          1/15/2031              77
     128       Government National Mortgage Assn. I         7.50         11/15/2031             137
      16       Government National Mortgage Assn. I         8.00          1/15/2022              18
     210       Government National Mortgage Assn. I         8.00          6/15/2023             229
     340       Government National Mortgage Assn. I         8.00          5/15/2027             372
     294       Government National Mortgage Assn. I         8.00          7/15/2030             321
      89       Government National Mortgage Assn. I         8.00          9/15/2030              97
      62       Government National Mortgage Assn. I         8.50          6/15/2021              68
      22       Government National Mortgage Assn. I         8.50          7/15/2022              24
     127       Government National Mortgage Assn. I         9.00          7/15/2021             139
  10,135       Government National Mortgage Assn. II        5.00          5/20/2033           9,843
  11,187       Government National Mortgage Assn. II        5.00          7/20/2033          10,865
   7,559       Government National Mortgage Assn. II        5.00          6/20/2034           7,337
  23,073       Government National Mortgage Assn. II        5.00          9/20/2035          22,386
  12,016       Government National Mortgage Assn. II        5.00          2/20/2037          11,649
   2,539       Government National Mortgage Assn. II        5.50          4/20/2033           2,530
   8,720       Government National Mortgage Assn. II        5.50          3/20/2034           8,685
  34,054       Government National Mortgage Assn. II (b)    5.50          2/20/2035          33,899
  30,158       Government National Mortgage Assn. II        5.50          4/20/2035          30,021
  17,281       Government National Mortgage Assn. II        5.50          7/20/2035          17,202
  14,940       Government National Mortgage Assn. II        5.50          1/20/2037          14,852
   1,376       Government National Mortgage Assn. II        6.00          3/20/2031           1,401
   3,173       Government National Mortgage Assn. II        6.00          8/20/2032           3,229
   2,589       Government National Mortgage Assn. II        6.00          9/20/2032           2,634
   2,746       Government National Mortgage Assn. II        6.00         10/20/2033           2,799
   2,496       Government National Mortgage Assn. II        6.00         12/20/2033           2,534
   8,141       Government National Mortgage Assn. II        6.00          2/20/2034           8,271
   7,863       Government National Mortgage Assn. II        6.00          3/20/2034           7,989
   6,831       Government National Mortgage Assn. II        6.00          9/20/2034           6,942
  16,217       Government National Mortgage Assn. II        6.00         10/20/2034          16,475
   4,396       Government National Mortgage Assn. II        6.00         11/20/2034           4,460
  11,244       Government National Mortgage Assn. II        6.00          5/20/2036          11,409
     481       Government National Mortgage Assn. II        6.50          5/20/2031             498
     403       Government National Mortgage Assn. II        6.50          7/20/2031             417
   1,164       Government National Mortgage Assn. II        6.50          8/20/2031           1,205
   1,700       Government National Mortgage Assn. II        6.50          4/20/2032           1,760
   1,649       Government National Mortgage Assn. II        6.50          6/20/2032           1,707
   6,379       Government National Mortgage Assn. II        6.50          8/20/2034           6,592
   1,386       Government National Mortgage Assn. II        7.00          9/20/2030           1,473
     201       Government National Mortgage Assn. II        7.50          4/20/2031             215
      58       Government National Mortgage Assn. II        8.00         12/20/2022              63
   1,277       Government National Mortgage Assn. II        8.00          8/20/2030           1,393
  12,499       Fannie Mae (+)                               5.00         12/01/2035          12,059
   9,304       Fannie Mae (+)                               5.50         11/01/2037           9,199
     846       Fannie Mae (+)                               6.00          2/01/2017             870
  16,124       Fannie Mae (+)(c)                            6.00          5/01/2038          16,298
     821       Fannie Mae (+)                               6.50         10/01/2016             855
   3,405       Fannie Mae (+)                               6.50         12/01/2016           3,543

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  P O R T F O L I O
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                                 of INVESTMENTS (in thousands)
                                 (continued)


USAA GNMA TRUST
AUGUST 31, 2008 (UNAUDITED)


PRINCIPAL                                                  COUPON                            MARKET
  AMOUNT       SECURITY                                    RATE           MATURITY            VALUE
---------------------------------------------------------------------------------------------------
$  3,348       Freddie Mac (+)                              5.00%         1/01/2021       $   3,334
   8,732       Freddie Mac (+)                              5.50         12/01/2035           8,640
                                                                                          ---------
                                                                                            485,859
                                                                                          ---------

               COLLATERALIZED MORTGAGE OBLIGATIONS (3.2%)

  15,000       Government National Mortgage Assn. I         5.50          3/16/2032          15,195
   1,354       Government National Mortgage Assn. I         5.87 (d)     10/16/2023           1,371
                                                                                          ---------
                                                                                             16,566
                                                                                          ---------
               Total U.S. Government Agency Issues (cost: $502,787)                         502,425
                                                                                          ---------

               REPURCHASE AGREEMENTS (6.1%)

  31,761       Deutsche Bank Securities, 2.12%, acquired on 8/29/2008 and due
                   9/02/2008 at $31,761 (collateralized by $24,100 of Federal Home
                   Loan Bank (a),(+), 3.63% - 5.30%, due 5/29/2013 - 6/26/2023;
                   $6,173 of Freddie Mac (a),(+), 3.25% - 5.63%, due 3/10/2010
                   -11/23/2035; $2,213 of Fannie Mae (a),(+), 6.13%, due 12/20/2021;
                   combined market value $32,399)  (cost:  $31,761)                          31,761
                                                                                          ---------
               TOTAL INVESTMENTS (COST: $534,548)                                         $ 534,186
                                                                                          =========

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USAA GNMA Trust
August 31, 2008 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA GNMA Trust (the
Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Repurchase agreements are valued at cost, which approximates market value.

4. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature
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                              (continued)


USAA GNMA Trust
August 31, 2008 (unaudited)

and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Effective June 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund's assets carried at fair value:

                                                            Investments in
Valuation Inputs                                                Securities
--------------------------------------------------------------------------
Level 1 - Quoted Prices                                                 $-
Level 2 - Other Significant Observable Inputs                  534,186,000
Level 3 - Significant Unobservable Inputs                                -
--------------------------------------------------------------------------
Total                                                         $534,186,000
--------------------------------------------------------------------------
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                              to Portfolio of INVESTMENTS
                              (continued)


USAA GNMA Trust
August 31, 2008 (unaudited)

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises, such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

E. As of August 31, 2008, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of August 31, 2008, were $3,825,000 and $4,187,000 respectively, resulting in net unrealized depreciation of $362,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $519,766,000 at August 31, 2008, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES


(a) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.
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                              (continued)


USAA GNMA Trust
August 31, 2008 (unaudited)


(b) At August 31, 2008, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.
(c) At August 31, 2008, the aggregate market value of securities purchased on a delayed-delivery basis was $16,298,000.
(d) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at August 31, 2008.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended August 31, 2008

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    10/24/2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    10/28/2008
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    10/28/2008
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.